Accounts payable	12 Months Ended
Dec. 31, 2016
Accounts Payable, Current [Abstract]
Accounts payable
17.	Accounts payable

The following is a summary of accounts payable:

	As of December 31,
	2015	2016
	RMB	RMB
Payable for advertisement fees	527,261	458,265
Rebate payable to sales agents	67,514	92,234
Payable related to purchases of property and equipment	42,449	36,967
Payable to group buying merchants	6,909	3,982
Others	15,844	20,499
Total	659,977	611,947